Note 8 - Retirement Benefits (Details)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plan, Employers Matching Contribution, Annual Vesting Percentage	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years